Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued and outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2024		2023
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	306.9	3,285	268.1	2,863
Reversal of provision for repurchase of common shares under ASPP	1.7	19	—	—
Purchased and cancelled under the NCIB(1)(2)	(13.5)	(146)	(7.5)	(80)
Share-based payment plans	0.8	9	0.8	6
Stock options exercised	1.6	12	0.7	5
Issued for acquisition of TransAlta Renewables(3) (Note 4)	—	—	46.5	510
Issued and outstanding, end of year, prior to ASPP	297.5	3,179	308.6	3,304
Provision for repurchase of common shares under ASPP	—	—	(1.7)	(19)
Issued and outstanding, end of year	297.5	3,179	306.9	3,285
(1)2024 includes $2 million of tax on share buybacks (2023 — nil) on the fair value of the shares repurchased.
(2)Shares purchased by the Company under the NCIB (as defined below) are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in retained earnings (deficit).
(3)Net of $4 million of transaction costs.
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2024	2023
Total shares purchased	13,467,400	7,537,500
Average purchase price per share	10.59	11.49
Total cost (millions)	143	87
Book value of shares cancelled	146	80
Amount recorded in deficit	3	(7)
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2024		2023
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of period	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 26.

Disclosure of characteristics specific to preferred share series
Characteristics specific to each first preferred share series as at Dec. 31, 2024, are as follows:

Series(1)	Rate during term	Annual dividend rate per share ($)(2)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	1.60106	March 31, 2026	2.03	A
C	Fixed	1.46352	June 30, 2027	3.10	D
D	Floating	1.86801	June 30, 2027	3.10	C
E	Fixed	1.72352	Sept. 30, 2027	3.65	F
G	Fixed	1.47012	Sept. 30, 2029	3.80	H
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 26.
(2)The annual dividend rate per share represents dividends declared in 2024.

Disclosure of dividends declared on preference shares
The following table summarizes the preferred share dividends declared in 2024 and 2023:

	Total dividends declared
Series	2024	2023
A	7	7
B(1)	4	4
C	15	15
D(2)	2	2
E	15	15
G	9	8
Total for the year	52	51
(1)Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.
(2)Series D Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 3.10 per cent.